UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

                  Investment Company Act file number 811-03074

                         Northeast Investors Growth Fund
               (Exact name of registrant as specified in charter)

                               150 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 612-523-3588

                   Date of fiscal year end: December 31, 2004

             Date of reporting period: September 30, 2004__________


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Schedule of Investments.


Schedule of Investments September 30, 2004 (unaudited)
                                                Number          Market                  Percent
Common Stocks                                   of              Value                   of Net
Name of Issuer                                  Shares          (Note B)                Assets

Air Freight & Logistics
-----------------------
United Parcel Service, Inc.                     29,500          $ 2,239,640             1.70%

Asset Management & Custodian
----------------------------
Eaton Vance Corp.*                              100,000           4,039,000
Mellon Financial Corp.                           42,500           1,176,825
State Street Corp.*                              34,400           1,469,224
                                                                -----------
                                                                  6,685,049             5.07%

Biotechnology
-------------
Amgen, Inc.^                                     27,100           1,539,551
Genentech, Inc.^                                 43,000           2,254,060
Gilead Sciences, Inc.^                           76,000           2,840,880
                                                                -----------
                                                                  6,634,491             5.03%


Communications Equipment
------------------------
Cisco Systems, Inc.^                             95,000           1,719,500
Corning, Inc.*^                                 324,000           3,589,920
                                                                -----------
                                                                  5,309,420             4.03%

Computer & Electronics
----------------------
Best Buy Co., Inc.*^                             20,900           1,133,616             0.86%

Computer Hardware
-----------------
Dell, Inc.*^                                     86,600           3,082,960
International Business Machines Corp.            32,300           2,769,402
                                                                -----------
                                                                  5,852,362             4.44%
Conglomerate
------------
3M Co.*                                          48,000           3,838,560
General Electric Co.*                           170,500           5,725,390
                                                                -----------
                                                                  9,563,950             7.26%

Consumer Finance
----------------
American Express Co.                             35,500           1,826,830             1.39%

Data Processing
---------------
First Data Corp.                                 68,000           2,958,000
Iron Mountain, Inc.^                             67,575           2,287,414
                                                                -----------
                                                                  5,245,414             3.98%
Diversified Banks
-----------------
Bank of America Corp.                           108,870           4,717,337             3.58%



Diversified Financial Services
------------------------------
Citigroup, Inc.*                                 85,500           3,772,260             2.90%

Food Retail
-----------
Whole Foods Market, Inc.*                        44,200           3,791,918             2.86%

Health Care Equipment
---------------------
Boston Scientific Corp.^                         88,500           3,516,105
Medtronic, Inc.                                  32,800           1,702,320
Zimmer Holdings, Inc.*^                          49,000           3,872,960
                                                                -----------
                                                                  9,091,385             6.90%

Home Improvement-Retail
-----------------------
Home Depot, Inc.                                 68,000           2,665,600             2.02%

Household Products
------------------
Procter & Gamble Co.                             58,800           3,182,256             2.41%

Internet Retail
---------------
eBay, Inc.^                                      49,200           4,523,448             3.43%

Integrated Oil & Gas
--------------------
B P Amoco, PLC                                   51,200           2,945,536
ChevronTexaco Corp.                              43,600           2,338,704
Exxon Mobil Corp.*                              115,882           5,600,577
                                                                -----------
                                                                 10,884,817             8.26%

Major Regional Banks
--------------------
Banknorth Group, Inc.                            43,000           1,505,000
Fifth Third Bancorp                              53,050           2,611,121
JPMorgan Chase & Co.                             39,240           1,559,005
Zions Bancorporation*                            47,700           2,911,608
                                                                -----------
                                                                  8,586,734             6.52%

Managed Health
--------------
Anthem, Inc.*#^                                  33,200           2,896,700             2.20%

Movies & Entertainment
----------------------
Time Warner, Inc.^#                             130,000           2,098,200
Walt Disney Co.*                                 89,000           2,006,950
                                                                -----------
                                                                  4,105,150             3.12%
Multi-Line Insurance
--------------------
American International Group, Inc.               21,000           1,427,790             1.08%

Personal Products
-----------------
Gillette Co.                                     59,600           2,487,704             1.89%

Pharmaceuticals/Drug
--------------------
Johnson & Johnson*                               36,400           2,050,412
Pfizer, Inc.*                                   108,731           3,327,169
Teva Pharmaceutical Industries, LTD#             87,000           2,257,650
                                                               ------------
                                                                  7,635,231             5.80%

Radio
-----
XM Satellite Radio Holdings, Class A^            63,000           1,954,260             1.48%

Retail-General
--------------
Wal-Mart Stores, Inc.                            59,600           3,170,720             2.41%

Semiconductors
--------------
Analog Devices, Inc.#                            54,000           2,094,120
Intel Corp.*                                     91,400           1,833,484
                                                               ------------
                                                                  3,927,604             2.98%

Soft Drinks
-----------
PepsiCo, Inc.                                    54,100           2,631,965             2.00%


Specialty Chemical
------------------
Cabot Corp.                                      34,000           1,311,380             0.99%


Systems Software
----------------
Microsoft Corp.*^                               155,000           4,285,750             3.25%

Total Common Stocks (Cost-$112,254,619)                         131,540,781            99.84%


Repurchase Agreement
--------------------
Investors Bank & Trust Co. Repurchase Agreement
1.27% due 10/1/04@                                                $ 317,084
Total Repurchase Agreement (Cost-$317,084)                        $ 317,084             0.24%


Cash Equivalents
----------------
Merrill Lynch & Co.~-1.915%                                        5,000,000
Merrimac Cash Fund-Premium Class~-1.47245%                           401,187
                                                                ------------

Total Cash Equivalents (Cost-$5,401,187)                         $ 5,401,187            4.10%
Total Investment Portfolio (Cost-$117,972,890)                   137,259,052          104.18%
Net Other Assets                                                 (5,509,635)           -4.18%
Total Net Assets                                                $131,749,417          100.00%

@ Acquired on September 30, 2004. Collateralized by $470,187 of market value of U.S. Government mortgagebacked securities due through 07/25/26. The maturity value is $317,096.
* All or a portion of this security is pledged to collateralize short-term borrowings
^ Non-income producing security
# All or a portion of this security is currently out on loan
~ Security held as collateral for securities on loan. The rate quoted is the annualized seven-day yield of the fund at period end. (See Note I)



                                                               ------------


Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


     Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a) ) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Growth Fund



By (Signature and Title)   /s/ William A. Oates, Jr.
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: November 5, 2004


By (Signature and Title)   /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: November 5, 2004




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      Northeast Investors Growth Fund



By (Signature and Title)   /s/ William A. Oates, Jr.
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: November 5, 2004


By (Signature and Title)   /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: November 5, 2004



         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, William A. Oates, Jr., certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: November 5, 2004                /s/ William A. Oates, Jr.
                                    William A. Oates, Jr.
                                    President
                                    (principal financial officer)




         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: November 5, 2004                /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)